Establishment and Operations	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Establishment and Operations
1	Establishment and operations
Swvl Holdings Corp (the “Parent Company”) (formerly known as “Pivotal Holdings Corp”) is a business company limited by shares incorporated under the laws of the British Virgin Islands and was registered on 23 July 2021. The registered office of the Company is at P.O. Box 173, Kingston Chambers, Road Town, Tortola, the British Virgin Islands.
The condensed interim consolidated financial statements as at and for the six-month
period ended 30 June 2022 consist of the Parent Company and its subsidiaries (together referred to as the “Group”). The Group’s principal head office is located in The Offices 4, One Central, Dubai World Trade Centre, Street 1, Dubai, United Arab Emirates.
Swvl Inc. was founded on 17 May 2017. Swvl Holdings Corp was incorporated as a direct wholly-owned subsidiary of Swvl Inc. As a result of various legal entity reorganization transactions undertaken in March 2022, Swvl Holdings Corp became the holding company of the Group, and the then-stockholders of Swvl Inc. became the stockholders of Swvl Holdings Corp. Swvl Inc. is the predecessor of Swvl Holdings Corp for financial reporting purposes.
The Group operates multimodal transportation networks in Egypt, Pakistan, Kenya, United Arab Emirates, Kingdom of Saudi Arabia, Jordan, Malaysia, Spain, Argentina, Chile, Germany and Turkey that offer access to transportation options through the Group’s platform and mobile-based application. The Group uses leading technology, operational excellence and product expertise to operate transportation services on predetermined routes. The Group develops and operates proprietary technology applications supporting a variety of offerings on its platform (“platform(s)” or “Platform(s)”). The Group provides transportation services through contracting with other service providers (or transportation operators). Riders are collectively referred to as
“end-user(s)”
or “consumer(s)”. The drivers are referred to as “captain(s).”
Reverse recapitalization
On 28 July 2021, the Parent Company and Queen’s Gambit Growth Capital, a Cayman Islands exempted company with limited liability (the “SPAC”) listed on the Nasdaq Capital Market (“NASDAQ”), and certain other parties have entered into a definitive agreement for a business combination that would result in the Group becoming a publicly listed company upon completion of the aforementioned transaction.
On March 31, 2022 (the “Closing Date”), the Parent Company consummated the transactions contemplated by the Business Combination Agreement (the “Business Combination Agreement”), dated as of July 28, 2021, as amended, between Swvl Inc., Queen’s Gambit Growth Capital and other merger companies.
As a result of the mergers and the other transactions (the “Transaction”) contemplated by the Business Combination Agreement, the merged Queen’s Gambit Surviving Company and Swvl Inc. each became wholly owned subsidiaries of the Parent Company, and the securityholders of the SPAC and Swvl Inc. became securityholders of the Parent Company.
The Parent Company’s Second Amended and Restated Memorandum and Articles of Association authorizes the issuance of up to 555,000,000 shares, consisting of (a) 500,000,000 Class A Ordinary Shares and (b) 55,000,000 preferred shares. All outstanding Class A Ordinary Shares are fully paid and non-assessable.
To the extent they are issued, certificates representing Class A Ordinary Shares are issued in registered form. All options, regardless of grant dates, will entitle holders to an equivalent number of Class A Ordinary Shares once the vesting and exercising conditions are met.

Subsequent

to the closing of the Transaction, there were 118,496,102 Class A Ordinary Shares with par value of $0.0001 per share that were outstanding and issued. There were also 17,433,333 Warrants outstanding, at the closing of the Transaction, each exercisable at $11.50 per one Class A Ordinary Share, of which 11,500,000 are public warrants (“Public Warrants”) listed on NASDAQ and 5,933,333 private placement warrants (“Private Warrants”) held by the Sponsor (Note 12).
Pursuant to the terms of the Business Combination Agreement, at the Closing Date, among other things, each shareholder of Swvl Inc.’s outstanding a) Common Shares A, b) Common Shares B and c) Class A, B, C, D and
D-1
preferred shares received approximately 1,510 (“Conversion Ratio”) shares of the Parent Company’s common shares A and the contingent right to receive certain Earnout Shares (Note 11), for each share of the Company’s common shares, par value $0.0001 per share in exchange of original shares.
Concurrently at the Closing Date, each outstanding and unexercised option (vested or not) to purchase Swvl Inc.’s Common Shares, was converted to an option to purchase approximately 1,509.96 the Parent Company’s common Shares A and the contingent right to receive certain Earnout restricted Stock Units (“Earnout RSUs”) at an exercise price per option equal to (x) the exercise price per option divided by (y) the exchange ratio.
Considering the facts of the Business Combination Agreement, it was assumed that the quoted price of the Company’s Common Shares A inherently considers the impact of the contingently issuable Earnout Shares, and it was part of an equity transaction between parties to the Transaction.
In addition, pursuant to the terms of the Business Combination Agreement, at the Closing Date, each outstanding Queen’s Gambit Warrant was automatically assumed and converted into a new Warrant to acquire new Swvl’s Common Share A, subject to the same terms and conditions (including exercisability terms) as were applicable to the corresponding former Queen’s Gambit Warrants.
In connection with the consummated Business Combination Agreement, certain investors (“PIPE Investors”) completed a private placement of 12,188,711 Common Shares A of the Parent Company for an aggregate purchase price of $111.5 million, of which $71.8 million were automatically exchanged to shares representing exchangeable notes issued by Swvl Inc. to certain PIPE investors prior to the consummated Merger.
Pursuant to the Business Combination Agreement, the SPAC does not meet the definition of a business under the guidance of IFRS 3, hence the Transaction was accounted for as a recapitalization in accordance with IFRS 2. Under this method of accounting, Queen’s Gambit Growth Company is treated as the acquired company and Swvl Inc. is treated as the acquirer for financial statement reporting purposes. Swvl Inc. has been determined to be the accounting acquirer based on evaluation of the facts and circumstances of the business combination.
The following table summarizes the proceeds raised and issuance costs incurred related to the Business Combination on 30 March 2022:

	Number of shares	USD
Public shares outstanding	34,500,000	345,000,000
Shares redeemed	(29,175,999)	(291,759,990)

Shared issued to SPAC	5,324,001	53,240,010

Cash from reverse recapitalization		53,240,010
SPAC reverse recapitalization professional fees		(20,923,449)

Net proceeds from reverse recapitalization		32,316,561

1.1	Consolidated subsidiaries
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
In certain cases, the Group is required to have a resident as one of the shareholders besides the Parent Company to comply with local laws and regulations. However, in such cases, the Group continues to remain the economic beneficiary of the shareholding held by such resident shareholder and therefore is said to have a “beneficial ownership” of such non-controlling
interests, except as indicated below.

Company name	Country of incorporation	Legal ownership %		Principal business activities
		30-Jun-22	31-Dec-21

Swvl Inc.	British Virgin Islands	100%	—	Holding company
Pivotal Merger Sub Company I	Cayman Islands	100%	—	Merger entity
Swvl Global FZE	UAE	100%	100%	Headquarters and management activities
Swvl for Smart Transport Applications and Services LLC	Egypt	99.80%	99.80%	Providing a technology platform to enable passenger transportation
Swvl Pakistan (Private) Ltd.	Pakistan	99.99%	99.99%
Swvl NBO Limited	Kenya	100%	100%
Swvl Technologies Ltd.	Kenya	100%	100%
Swvl Technologies FZE	UAE	100%	100%
Smart Way Transportation LLC ( i )	Jordan	—	—
Swvl Saudi for Information Technology	Kingdom of Saudi Arabia	100%	100%
Swvl My For Information Technology SDN BHD	Malaysia	100%	100%
Shotl Transportation, S.L.	Spain	55%	55%
Viapool Inc. (ii)	Delaware, USA	51%		Holding company
Movilidad Digital SAS (ii)	Argentina	51%	—	Providing a technology platform to enable passenger transportation
Viapool SRL (ii)	Argentina	51%	—
Viapool SPA (ii)	Chile	51%	—
Swvl Brasil Tecnologia LTDA (ii)	Brazil	51%	—
Swvl Germany GmbH (formerly “Blitz B22-203 GmbH”) (iii)	Germany	100%	—	Holding company
Door2Door GmbH (iii)	Germany	100%	—	Providing a technology platform to enable passenger transportation
Volt Lines B.V. (iv)	Netherlands	100%	—	Holding company
V olt Lines Akilli Ulasim Teknolojileri ve Tasimacilik AS (iv)	Turkey	100%	—	Providing a technology platform to
Volt Lines MENA limited (iv)	UAE	100%	—	enable passenger transportation

(i)
The Parent Company’s subsidiary Smart Way Transportation LLC (Jordan) was incorporated during the year ended 31 December 2021. The subsidiary is currently legally owned by a member of the Group’s management and is in the process of a legal ownership transfer to the Group. The subsidiary has been consolidated at 30 June 2022 based on the beneficial ownership and effective control.

(ii)
The Parent Company acquired 51% of the shares of Viapool Inc., a company based in Delaware, USA (Note 6) and holding each of Movilidad Digital SAS, Viapool SRL, Viapool SPA and Swvl Brasil Tecnologia LTDA. The Parent Company consolidates these entities based on de facto control.

(iii)
The Parent Company acquired 100% of the shares of Blitz
B22-203
GmbH, a company based in Germany (Note 6), and subsequently Blitz
B22-203
GmbH acquired 100% of the shares of Door2Door GmbH. The Parent Company consolidates these entities based on de facto control.

(iv)
The Parent Company acquired 100% of the shares of Volt Line BV, a company based in Netherlands (Note 6) and holding each of Volt Lines Akilli Ulasim Teknolojileri ve Tasimacilik AS and Volt Lines MENA limited. The Parent Company consolidates these entities based on de facto control.

1.2	Subsequent acquisition
On 11 July 2022, the Group signed a definitive sales and purchase agreement to acquire all the shares of Urbvan Mobility Ltd, a shared mobility platform offering technology-enabled transportation services across Mexico (Note 22.1).